Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 1,487	$ 1,300	$ 142
Cost of revenues		(935)	(850)	(61)
Gross profit (loss)		552	450	81
Research and development expenses		(6,864)	(5,279)	(7,145)
General and administrative expenses		(5,423)	(4,175)	(4,339)
Operating loss		(11,735)	(9,004)	(11,403)
Financial (expenses) income:
Revaluation of derivatives, warrants liabilities and others		(380)	(20,181)
Other financing income (expenses), net		1,015	(1,523)	255
Net loss		$ (11,100)	$ (30,708)	$ (11,148)
Basic loss per ordinary share	[1]	$ (6.15)	$ (55.41)	$ (129.26)
Diluted loss per ordinary share	[1]	$ (6.15)	$ (55.41)	$ (129.26)
Weighted average number of ordinary shares outstanding used in computing basic loss per ordinary share	[1]	1,805,364	554,185	86,243
Weighted average number of ordinary shares outstanding used in computing diluted loss per ordinary share	[1]	1,805,364	554,185	86,243

[1]	Retroactively adjusted to reflect a reverse share split of the Company’s ordinary shares effected on February 4, 2026 (see Note 1B).